Annual Total Returns- Harding Loevner Institutional Emerging Markets Portfolio (Institutional) [BarChart] - Institutional - Harding Loevner Institutional Emerging Markets Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.97%)	22.45%	4.35%	(1.87%)	(13.47%)	13.27%	35.33%	(18.63%)	25.76%	13.88%